Securities (Schedule Of Marketable Securities By Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Investments [Line Items]
Available for sale at fair value, Within one year	$ 40
Available for sale at fair value yield, Within one year	6.49%
Available for sale at fair value, After one through five years	6,303
Available for sale at fair value yield, After one through five years	1.42%
Available for sale at fair value, After five through ten years	10,980
Available for sale at fair value yield, After five through ten years	2.09%
Available for sale at fair value, After ten years	42,750
Available for sale at fair value yield, After ten years	2.55%
Available-for-sale Securities	60,073	81,133
Available for sale at fair value yield	2.35%
Held to maturity at cost, Within one year	309
Held to maturity at cost yield, Within one year	0.75%
Held to maturity at cost, After one through five years	468
Held to maturity at cost yield, After one through five years	4.87%
Held to maturity at cost, After five through ten years	1,255
Held to maturity at cost yield, After five through ten years	3.44%
Held to maturity at cost, After ten years	17,977
Held to maturity at cost yield, After ten years	2.90%
Held to maturity Securities	20,009	26,381
Held to maturity at cost yield,	2.94%
US Government Agencies Debt Securities [Member]
Schedule of Investments [Line Items]
Available for sale at fair value, After one through five years	1,014
Available for sale at fair value yield, After one through five years	1.00%
Available for sale at fair value, After five through ten years	956
Available for sale at fair value yield, After five through ten years	2.06%
Available for sale at fair value, After ten years	2,648
Available for sale at fair value yield, After ten years	2.04%
Available-for-sale Securities	4,618	6,418
Available for sale at fair value yield	1.82%
Held to maturity at cost, After ten years	4,440
Held to maturity at cost yield, After ten years	1.97%
Held to maturity Securities	4,440	5,814
Held to maturity at cost yield,	1.97%
US States and Political Subdivisions Debt Securities [Member]
Schedule of Investments [Line Items]
Available for sale at fair value, Within one year	40
Available for sale at fair value yield, Within one year	6.49%
Available for sale at fair value, After one through five years	1,165
Available for sale at fair value yield, After one through five years	2.23%
Available for sale at fair value, After five through ten years	6,189
Available for sale at fair value yield, After five through ten years	2.37%
Available for sale at fair value, After ten years	3,738
Available for sale at fair value yield, After ten years	2.60%
Available-for-sale Securities	11,132	16,598
Available for sale at fair value yield	2.45%
Held to maturity at cost, Within one year	309
Held to maturity at cost yield, Within one year	0.75%
Held to maturity at cost, After ten years	2,108
Held to maturity at cost yield, After ten years	4.72%
Held to maturity Securities	2,417	2,441
Held to maturity at cost yield,	4.21%
Residential Mortgage Backed Securities [Member]
Schedule of Investments [Line Items]
Available for sale at fair value, After one through five years	1,718
Available for sale at fair value yield, After one through five years	1.70%
Available for sale at fair value, After five through ten years	2,335
Available for sale at fair value yield, After five through ten years	1.94%
Available for sale at fair value, After ten years	30,330
Available for sale at fair value yield, After ten years	2.81%
Available-for-sale Securities	34,383	44,389
Available for sale at fair value yield	2.70%
Held to maturity at cost, After one through five years	468
Held to maturity at cost yield, After one through five years	4.87%
Held to maturity at cost, After five through ten years	272
Held to maturity at cost yield, After five through ten years	5.19%
Held to maturity at cost, After ten years	7,424
Held to maturity at cost yield, After ten years	3.01%
Held to maturity Securities	8,164	10,395
Held to maturity at cost yield,	3.19%
Commercial Mortgage Backed Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities		888
Held to maturity at cost, After ten years	4,005
Held to maturity at cost yield, After ten years	2.76%
Held to maturity Securities	4,005	6,750
Held to maturity at cost yield,	2.76%
Corporate and Other Securities [Member]
Schedule of Investments [Line Items]
Available for sale at fair value, After one through five years	2,406
Available for sale at fair value yield, After one through five years	1.00%
Available for sale at fair value, After five through ten years	1,500
Available for sale at fair value yield, After five through ten years	1.19%
Available for sale at fair value, After ten years	6,034
Available for sale at fair value yield, After ten years	1.43%
Available-for-sale Securities	9,940	12,840
Available for sale at fair value yield	1.29%
Held to maturity at cost, After five through ten years	983
Held to maturity at cost yield, After five through ten years	2.95%
Held to maturity Securities	983	981
Held to maturity at cost yield,	2.95%
Parent Company Only [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities	$ 197	$ 167